COMMITMENTS AND CONTINGENCIES (Details Textuals 1) (USD $)	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Apex Convertible Preferred stock Series D Preferred Stock	Dec. 31, 2012 Apex Convertible Preferred stock Series D Preferred Stock
Employment Agreement [Line Items]
Escrow percentage of any equity capital raised			25.00%	25.00%
Equity capital raised in excess			$ 500,000,000	$ 500,000
Issuance of convertible series D preferred stock	$ 7,042,000			$ 7,042,000